Intangible assets and goodwill	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
Intangible assets and goodwill
Note 10 - Intangible assets and goodwill
The following table presents the split between Polestar Group's intangible assets and goodwill and trademarks:

	As of June 30, 2025	As of December, 31, 2024
Intangible assets	784,348	994,881
Goodwill and trademarks	53,318	45,968
Total	837,666	1,040,849
Changes to the carrying amount of intangible assets were as follows:

	Internally developed IP	Software	Acquired IP	Total
Acquisition cost
Balance as of January 1, 2024	310,450	11,380	1,836,487	2,158,317
Additions[1]	81,434	356	60,033	141,823
Effect of foreign currency exchange differences	(16,575)	(842)	(85,193)	(102,610)
Balance as of June 30, 2024	375,309	10,894	1,811,327	2,197,530
Balance as of January 1, 2025	455,029	11,665	1,811,120	2,277,814
Additions[1]	73,747	760	83,887	158,394
Reclassifications	—	(3)	3	—
Effect of foreign currency exchange differences	77,232	1,874	236,539	315,645
Balance as of June 30, 2025	606,008	14,296	2,131,549	2,751,853

Accumulated amortization and impairment
Balance as of January 1, 2024	(18,789)	(1,548)	(769,721)	(790,058)
Amortization expense	—	(689)	(3,166)	(3,855)
Amortization expense capitalized into inventory	(299)	—	(11,298)	(11,597)
Effect of foreign currency exchange rate differences	1,027	104	24,984	26,115
Balance as of June 30, 2024	(18,061)	(2,133)	(759,201)	(779,395)
Balance as of January 1, 2025	(332,488)	(4,380)	(946,065)	(1,282,933)
Amortization expense	—	(931)	(3,210)	(4,141)
Amortization capitalized into inventory	(1,193)	—	(31,765)	(32,958)
Impairment loss[2]	(13,708)	—	(480,798)	(494,506)
Effect of foreign currency exchange differences	(52,214)	(588)	(100,165)	(152,967)
Balance as of June 30, 2025	(399,603)	(5,899)	(1,562,003)	(1,967,505)

Carrying amount as of December 31, 2024	122,541	7,285	865,055	994,881
Carrying amount as of June 30, 2025	206,405	8,397	569,546	784,348

1 – Of $158,394 in additions for the six months ended June 30, 2025, $71,152 was settled in cash. In the Unaudited Condensed Consolidated Statement of Cash Flows, these $71,152 are included as investing activities in the $201,581 additions to intangible assets, and the remaining $130,429 relates to additions from prior periods which were settled in cash during the six months ended June 30, 2025.
Of $141,823 in additions for the six months ended June 30, 2024, $93,134 has been settled in cash. These $93,134 are included in the $133,049 cash used for investing activities related to additions to intangible assets, and the remaining $39,915 relates to decreases in Trade payables - related parties from prior periods which were settled in cash during the six months ended June 30, 2024.
2 - The impairment loss of $494,506 is part of the total impairment registered of $739,347 related to the Polestar 3 CGU. For further information, refer to Note 2 - Significant accounting policies and judgements.
The significant additions in the six months ended June 30, 2025 related to:
•Additions to Internally developed IP are primarily related to the Polestar 5 and various other internal programs, such as model year changes.
•Additions to Acquired IP are primarily related to acquisitions of Polestar 4 IP from Volvo Cars. Polestar also acquired IP related to model years changes of the Polestar 2 from Volvo Cars.
There were no material changes to goodwill and trademarks during the six months ended June 30, 2025.